Statement of cash flows	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Statement of cash flows

11 Statement of cash flows

Accounting policy
Cash and cash equivalents comprise cash balances, call deposits and other short-term highly liquid investments and are held in the statement of financial position at fair value.

RECONCILIATION OF PROFIT BEFORE TAX TO CASH GENERATED FROM OPERATIONS	2018 £m	Restated 2017 £m	Restated 2016 £m
Profit before tax	1,720	1,721	1,459
Disposals and other non-operating items	33	(15)	36
Net finance costs	211	199	213
Operating profit	1,964	1,905	1,708
Share of results of joint ventures	(32)	(37)	(37)
Amortisation of acquired intangible assets	287	313	342
Amortisation of internally developed intangible assets	225	203	189
Depreciation of property, plant and equipment	62	65	62
Depreciation of right of use asset	77	75	74
Share based remuneration	41	39	38
Total non-cash items	692	695	705
Decrease/(increase) in inventories and pre-publication costs	(7)	2	(24)
Decrease/(increase) in receivables	(89)	37	(145)
(Decrease)/increase in payables	27	(76)	104
Increase in working capital	(69)	(37)	(65)
Cash generated from operations	2,555	2,526	2,311

CASH FLOW ON ACQUISITIONS	Note	2018 £m	2017 £m	2016 £m
Purchase of businesses	12	(919)	(117)	(336)
Investment in joint ventures		-	(1)	(1)
Deferred payments relating to prior year acquisitions		(16)	(13)	(24)
Total		(935)	(131)	(361)

RECONCILIATION OF NET BORROWINGS	Cash and cash equivalents £m	Borrowings £m	Related derivative financial instruments £m	Finance lease receivable £m	2018 £m	Restated 2017 £m	Restated 2016 £m
At start of year	111	(5,253)	43	57	(5,042)	(5,050)	(4,095)
(Decrease)/increase in cash and cash equivalents	1	–	–	–	1	(45)	9
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	–	(147)	–	–	(147)	148	(271)
Issuance of term debt	–	(958)	–	–	(958)	(873)	(603)
Repayment of term debt	–	211	–	–	211	712	474
Repayment of finance leases	–	95	–	(14)	81	78	74
Change in net borrowings resulting from cash flows	1	(799)	–	(14)	(812)	20	(317)
Borrowings in acquired businesses	–	(12)	–	–	(12)	-	-
Remeasurement and derecognition of leases	–	(12)	–	–	(12)	(6)	(14)
Inception of leases	–	(31)	–	3	(28)	(36)	(49)
Fair value and other adjustments to borrowings and related derivatives	–	(7)	(18)	–	(25)	(11)	(24)
Exchange translation differences	2	(251)	–	3	(246)	41	(551)
At end of year	114	(6,365)	25	49	(6,177)	(5,042)	(5,050)

Net borrowings comprise cash and cash equivalents, loan capital, lease liabilities and receivables, promissory notes, bank and other loans, derivative financial instruments that are used to hedge certain borrowings and adjustments in respect of cash collateral received/paid. The Group monitors net borrowings as part of capital and liquidity management.